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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
         ---------------------------------------
Address: 888 San Clemente Drive, Suite 180
         ---------------------------------------
         Newport Beach, California 92660
         ---------------------------------------

Form 13F File Number: 28 - 12239
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph S. Schuchert III
         ---------------------------------------
Title:   Managing Director
         ---------------------------------------
Phone:   (949) 720-3000
         ---------------------------------------

Signature, Place, and Date of Signing:

  /s/ Joseph S. Schuchert III      Newport Beach, California     May 13, 2009
--------------------------------   -------------------------   -----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        --------------
Form 13F Information Table Entry Total:  56
                                        --------------
Form 13F Information Table Value Total: $111,809
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER         CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION   MGRS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------
Aercap Holdings              Comm     N00985106     113    34,829  SH          Sole      NONE      34,829
Allegiant Travel Co          Comm     01748X102     216     4,744  SH          Sole      NONE       4,744
Allied World Assurance       Comm     G0219G203     171     4,499  SH          Sole      NONE       4,499
American Reprographics       Comm     029263100      31     8,845  SH          Sole      NONE       8,845
BARE Escentuals              Comm     067511105     141    34,466  SH          Sole      NONE      34,466
Basic Energy                 Comm     06985P100      60     9,273  SH          Sole      NONE       9,273
Brookdale Senior Living      Comm     112463104      38     7,434  SH          Sole      NONE       7,434
Burger King Holdings         Comm     121208201     136     5,915  SH          Sole      NONE       5,915
CB Richard Ellis Group       Comm     12497T101    7731 1,918,339  SH          Sole      NONE   1,918,339
Celanese Corp                Comm     150870103    6154   460,264  SH          Sole      NONE     460,264
China Nepstar                Comm     16943C109     140    34,608  SH          Sole      NONE      34,608
Cinemark Holdings            Comm     17243V102     101    10,803  SH          Sole      NONE      10,803
Dice Holdings                Comm     253017107      67    24,053  SH          Sole      NONE      24,053
Dresser-Rand Group           Comm     261608103    9089   411,283  SH          Sole      NONE     411,283
Dyncorp Int.                 Comm     26817C101    7514   563,700  SH          Sole      NONE     563,700
Energy Solutions             Comm     292756202    9842 1,137,778  SH          Sole      NONE   1,137,778
Eurand NV                    Comm     N31010106     114    10,225  SH          Sole      NONE      10,225
Flagstone Reinsurance Hldg.  Comm     G3529T105     106    13,633  SH          Sole      NONE      13,633
Genco Shipping & Trading Ltd Comm     Y2685T107      78     6,305  SH          Sole      NONE       6,305
Genpact Ltd                  Comm     G3922B107     144    16,199  SH          Sole      NONE      16,199
GT Solar International       Comm     3623E0209     116    17,434  SH          Sole      NONE      17,434
HHGregg Inc                  Comm     42833L108     244    17,219  SH          Sole      NONE      17,219
Innophos Hldg                Comm     45774N108    3983   353,095  SH          Sole      NONE     353,095
Interline Brands Inc         Comm     458743101      82     9,672  SH          Sole      NONE       9,672
IPG Photonics                Comm     44980X109      69     8,209  SH          Sole      NONE       8,209
J Crew Group                 Comm     46612H402      72     5,478  SH          Sole      NONE       5,478
Kinetic Concepts             Comm     49460W208    8895   421,169  SH          Sole      NONE     421,169
Koppers Hldg                 Comm     50060P106     155    10,649  SH          Sole      NONE      10,649
Leap Wireless International  Comm     521863308    9810   281,326  SH          Sole      NONE     281,326
Lululemon Athletica Inc      Comm     550021109      60     6,884  SH          Sole      NONE       6,884
Maidenform Brands Inc.       Comm     560305104    2103   229,600  SH          Sole      NONE     229,600
Medassets Inc                Comm     584045108     123     8,641  SH          Sole      NONE       8,641
Mercadolibre                 Comm     58733R102     135     7,294  SH          Sole      NONE       7,294
Monotype Imaging             Comm     61022P100      53    14,174  SH          Sole      NONE      14,174
New York & Co Inc            Comm     649295102      62    17,499  SH          Sole      NONE      17,499
Newstar Financial Inc        Comm     65251F105      48    20,693  SH          Sole      NONE      20,693
Ntelos Holdings Corp         Comm     67020Q107    4839   266,757  SH          Sole      NONE     266,757
Orbitz Worldwide             Comm     68557K109    1828 1,417,400  SH          Sole      NONE   1,417,400
Pike Electric Corp           Comm     721283109     105    11,330  SH          Sole      NONE      11,330
Polypore Intl                Comm     73179V103    1259   313,216  SH          Sole      NONE     313,216
Prestige Brands Hldg Inc     Comm     74112D101      86    16,544  SH          Sole      NONE      16,544
Pros Hldg Inc                Comm     74346Y103      79    16,905  SH          Sole      NONE      16,905
Regency Energy Partners LP   Comm     75885Y107     119     9,572  SH          Sole      NONE       9,572
Riskmetrics Group Inc        Comm     767735103     121     8,453  SH          Sole      NONE       8,453
Rockwood Hldg                Comm     774415103      55     6,970  SH          Sole      NONE       6,970
Seagate Technology           Comm     G7945J104    8508 1,415,613  SH          Sole      NONE   1,415,613
Sealy Corp                   Comm     812139301      42    28,233  SH          Sole      NONE      28,233
Solera Hldg                  Comm     83421A104    4006   161,656  SH          Sole      NONE     161,656
Syniverse Hldg               Comm     87163F106     132     8,367  SH          Sole      NONE       8,367
Transdigm Group Inc          Comm     893641100    9217   280,656  SH          Sole      NONE     280,656
Validus Hldg                 Comm     G9319H102     151     6,377  SH          Sole      NONE       6,377
Verifone Hldg                Comm     92342Y109    8446 1,242,002  SH          Sole      NONE   1,242,002
Warner Chilcott              Comm     G9435N108     111    10,562  SH          Sole      NONE      10,562
Warner Music Group           Comm     934550104      50    21,132  SH          Sole      NONE      21,132
Weight Watchers Intl         Comm     948626106    4642   250,260  SH          Sole      NONE     250,260
Xerium Technologies Inc      Comm     98416J100      17    25,497  SH          Sole      NONE      25,497